Note 3: Going Concern Uncertainties	12 Months Ended
Dec. 31, 2015
Notes
Note 3: Going Concern Uncertainties

NOTE 3:  GOING CONCERN UNCERTAINTIES

The Company has not generated positive cash flows since inception, which raises substantial doubt about the ability of the Company to continue as a going concern. The Company is dependent upon achieving positive cash flow from operations and obtaining additional financing to fund ongoing operations.

To achieve these objectives, the Company continues to seek other sources of financing to support existing operations and expand the range and scope of its business. However, there are no assurances that such financing can be obtained on acceptable terms and in a timely manner, if at all. The failure to obtain the necessary working capital would have a material adverse effect on the business and, in the event the Company is unable to execute its business plan, the Company may be unable to continue as a going concern.

The accompanying financial statements do not include any adjustment to the recorded assets or liabilities that may be necessary should the Company have to curtail operations or be unable to continue operations.